Advances for Vessels Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Vessels [Line Items]
Pre-delivery Yard installments	$ 127,814	$ 91	$ 96,388
Total	67,932	0
Nine Newbuilding Vessels
Vessels [Line Items]
Pre-delivery Yard installments	66,780	0
Capitalized interest and finance costs	633	0
Other capitalized costs (Note 3)	519	0
Total	$ 67,932	$ 0